FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Amortized cost
Financial assets by category
Financial assets	$ 123,300,735	$ 211,830,890
Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets	5,028,311	15,246,972
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets	7,215,888	19,488,145
Cash and cash equivalents | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets	4,027,070	13,206,934
Other financial assets | Amortized cost
Financial assets by category
Financial assets		58
Other financial assets | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets	1,001,241	2,040,038
Trade receivables | Amortized cost
Financial assets by category
Financial assets	98,943,073	168,366,767
Other receivables. | Amortized cost
Financial assets by category
Financial assets	$ 17,141,774	$ 23,975,920